Related Party Transactions (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended				9 Months Ended							0 Months Ended	1 Months Ended	9 Months Ended				9 Months Ended		0 Months Ended	9 Months Ended				9 Months Ended	12 Months Ended
	May 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Jan. 18, 2013	Dec. 31, 2012	Sep. 30, 2013 Management Fees [Member]	Sep. 30, 2012 Management Fees [Member]	Sep. 30, 2012 Services Fees [Member]	Sep. 30, 2013 Superintendent Fees [Member]	Sep. 30, 2012 Superintendent Fees [Member]	Sep. 30, 2013 Other Expenses [Member]	Sep. 30, 2012 Other Expenses [Member]	Sep. 13, 2013 Manager [Member]	Jan. 18, 2013 Manager [Member]	Sep. 30, 2013 Manager [Member]	Sep. 30, 2012 Manager [Member]	Feb. 13, 2013 Manager [Member]	Jan. 31, 2013 Manager [Member]	Sep. 30, 2013 Manager [Member] Services Fees [Member]	Sep. 30, 2013 Manager [Member] Criteria for Monthly Techincal Management Fee [Member]	Sep. 13, 2013 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Non Executive Member of Board of Directors [Member]	Jun. 30, 2013 Non Executive Member of Board of Directors [Member]	Mar. 31, 2013 Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Ship Brokering Firm [Member]	Dec. 31, 2012 Ship Brokering Firm [Member]	Dec. 30, 2012 Ship Brokering Firm [Member]
Related Party Monthly Technical Management Fee															$ 18,975
Related Party Monthly Services Fee															136,275
Maximum Euro Exchange Rate for Monthly Technical Management Fee															1.30
Maximum Euro Exchange Rate for Monthly Services Fee															1.35					1.35
Manager Fee Percentage on Gross Freight															1.25%
Manager Commission Percentage on Gross Purchase Sale Price															1.00%
Commercial Agreement Commissions															77	104
Termination Fee															90,451
Stock Authorized for Issuance in Lieu of Related Party Fee														338,768	4,958,286						171,637	171,637
Management Fees Payable		2,168		271											120		809	271
Board Fees Payable																						120	120	120	48
Related Party Transaction, Expenses from Transactions with Related Party						1,074	2,165	1,736	96	102	13	15			2,271	4,018			1,088
Stock Based Compensation Expense Included In Management and Services Fee															474
Stock Issued During Period, Shares, Issued for Services															338,768
Stock Issued During Period, Value, Issued for Services	136,925
Stock Based Compensation Expense Included In Management and Services Fee Gross													4,958,286
Due from Related Parties, Current		1,387			346																					94		94
General and Administrative Expense, Total		2,494	3,675												109	106
Commissions		(390)	(720)																							14	30
Stock Issued During Period, Value, Other		$ 954	$ 0